Trade and Other Payables - Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement (Detail) - Pfizer put option [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
10% increase in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	£ 89	£ 117
Loss/(gain) in Income statement	89	117
10% decrease in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(89)	(116)
Loss/(gain) in Income statement	(89)	(116)
Discount rate, measurement input [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(30)	(41)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	(30)	(41)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	34	45
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, liabilities	34	45
10 cent appreciation of the US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	55	52
Loss/(gain) in Income statement	55	52
10 cent depreciation of US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(47)	(45)
Loss/(gain) in Income statement	(47)	(45)
10 cent appreciation of the Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	26	42
Loss/(gain) in Income statement	26	42
10 cent depreciation of Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(22)	(34)
Loss/(gain) in Income statement	£ (22)	£ (34)